Leases (Future Minimum Lease Payments To Be Received Pursuant To Operating Leases) (Detail) (Operating leases [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Operating leases [Member]
Operating Leases, Future Minimum Payments Receivable [Abstract]
Future Lease Payments, 2014	$ 36
Future Lease Payments, 2015	25
Future Lease Payments, 2016	20
Future Lease Payments, 2017	9
Future Lease Payments, 2018	5
Future Lease Payments, Thereafter	1
Future Lease Payments, Total	$ 96